General - Summary of Information for Cruise Brands (Details)	12 Months Ended	0 Months Ended
	Nov. 30, 2014 Segment company	Jan. 22, 2015 Passenger CruiseShip
Number of companies operating as a single economic enterprise	2
Number of operating segments	9
Subsequent Event
Passenger Capacity		212,496	[1]
% of Total Capacity		100.00%
Number Of Cruise Ships		100
Passenger capacity calculation assumptions, number of passengers per cabin		2
Passenger capacity, actual, number of passengers per cabin, more than three		3
Subsequent Event | North America Carnival Cruise Line
Passenger Capacity		62,366	[1]
% of Total Capacity		29.00%
Number Of Cruise Ships		24
Subsequent Event | North America Princess
Passenger Capacity		44,090	[1]
% of Total Capacity		21.00%
Number Of Cruise Ships		18
Subsequent Event | North America Holland America Line
Passenger Capacity		23,540	[1]
% of Total Capacity		11.00%
Number Of Cruise Ships		15
Subsequent Event | North America Brands Seabourn
Passenger Capacity		1,782	[1]
% of Total Capacity		1.00%
Number Of Cruise Ships		5
Subsequent Event | North America Cruise Brands
Passenger Capacity		131,778	[1]
% of Total Capacity		62.00%
Number Of Cruise Ships		62
Subsequent Event | Europe, Australia & Asia (EAA) Costa
Passenger Capacity		35,828	[1]
% of Total Capacity		17.00%
Number Of Cruise Ships		15
Subsequent Event | Europe, Australia & Asia (EAA) AIDA
Passenger Capacity		18,656	[1]
% of Total Capacity		9.00%
Number Of Cruise Ships		10
Subsequent Event | Europe, Australia & Asia (EAA) P&O Cruises (UK)
Passenger Capacity		14,736	[1]
% of Total Capacity		7.00%
Number Of Cruise Ships		7
Subsequent Event | Europe, Australia, & Asia (EAA) Cunard
Passenger Capacity		6,694	[1]
% of Total Capacity		3.00%
Number Of Cruise Ships		3
Subsequent Event | Europe, Australia & Asia (EAA) P&O Cruises Australia
Passenger Capacity		4,804	[1]
% of Total Capacity		2.00%
Number Of Cruise Ships		3
Subsequent Event | EAA Cruise Brands
Passenger Capacity		80,718	[1]
% of Total Capacity		38.00%
Number Of Cruise Ships		38

[1]	(a)In accordance with cruise industry practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or mo